INCOME TAX - Additional information (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
INCOME TAX
Valuation Allowance	$ 5,043,381	$ 2,848,868
Federal
INCOME TAX
Net operating loss carryovers	13,950,000
State
INCOME TAX
Net operating loss carryovers	$ 14,820,000